Changes in Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive (Loss) Income
The following table summarizes the changes in accumulated other comprehensive income (loss), which is reported as a component of shareholders’ equity, for the years ended December 31, 2023 and 2022:

	Accumulated Other Comprehensive Income (Loss)
	Years ended
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of the year	(16)	(6)

Other comprehensive income (loss) before reclassifications	7	(33)
Loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	1
Sales and marketing	3	5
Research and development	9	13
General and administrative	1	4
Other comprehensive income (loss), net of tax	20	(10)
Balance, end of the year	4	(16)